Risk management (Details 5) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Foreign exchange variation	[1]	$ 1,022	$ (2,737)	$ (1,363)
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Ending balance		62,119	72,640
Additional hedging relationships designated, designations revoked and hedging instruments re-designated		14,589
Exports affecting the statement of income		(12,037)
Principal repayments / amortization		(13,073)
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020		72,393
Non Derivative Financial Instruments [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Ending balance		324,121	$ 405,370
Additional hedging relationships designated, designations revoked and hedging instruments re-designated		76,263
Exports affecting the statement of income		(62,172)
Principal repayments / amortization		(67,270)
Foreign exchange variation		(28,070)
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020		$ 377,723

[1]	For more information, see notes 34.3a and 34.3c.